AMERICAN PENSION INVESTORS TRUST

2303 Yorktown Avenue

Lynchburg, VA 24501

November 13, 2018

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:	American Pension Investors Trust, File Nos. 333-222854

Ladies and Gentlemen:

On behalf of the American Pension Investors Trust (the “Trust”), I am filing a Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

Please direct all comments relating to this filing to me at the above address or by phone at 513-869-4262. Thank you for your consideration.

Sincerely,

American Pension Investors Trust

/s/ Maggie Bull

Maggie Bull

Assistant Secretary